Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Prepaid Expenses
(1)	Details of prepaid expenses as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Current assets:
Incremental costs of obtaining contracts	₩	2,061,667	1,881,608
Others		74,096	64,002

	₩	2,135,763	1,945,610

Non-current assets:
Incremental costs of obtaining contracts	₩	1,208,600	1,038,170
Others		72,151	70,236

	₩	1,280,751	1,108,406

Summary of Incremental Costs of Obtaining Contracts That Capitalized as Assets and Related Amortization Recognized as Commissions
(2)	Incremental costs of obtaining contracts
Amortization in connection with incremental costs of obtaining contracts recognized as an asset for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Amortization recognized	₩	2,596,632	2,493,346	2,505,724